OTHER NON-CURRENT ASSETS - Movements in the allowance for doubtful debts (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Allowance for doubtful debts
Balance at beginning of year		$ 137,834
Effect of IFRS 9 as at January 1, 2018	[1]			$ (1,944)
Balance at end of the year		69,977	$ 137,834
Other non-current assets | Impairment
Allowance for doubtful debts
Balance at beginning of year		398
Effect of IFRS 9 as at January 1, 2018			467
Adjustment from the adoption of IFRS 9		398	467
Provisions recognized on receivables		7	(69)
Balance at end of the year		$ 405	$ 398

[1]	Due to the application IFRS 9 in 2018, the Company reconciliates of consolidated statements of financial on the date of initial application. The impact on profit and loss of the reclassification of the receivables from RisenSky Solar S.a.r.l. and Mr. Su Weili in amount due from related parties to fair value through profit or loss and the impairment of financial assets applying the expected credit loss model as at January 1, 2018 is US$1.9 million.